UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21946

                               OLD FIELD FUND, LLC
               (Exact name of Registrant as specified in charter)

                                    --------


                          733 Third Avenue, 11th Floor
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO UNITHOLDERS.


                               OLD FIELD FUND, LLC
                                  ANNUAL REPORT
                                 MARCH 31, 2008

                               OLD FIELD FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2008

OLD FIELD FUND, LLC

CONTENTS

                                                                                                        PAGE
                                                                                                        ----
FINANCIAL STATEMENTS

   Report of independent registered public accounting firm                                               1

   Statement of assets, liabilities and members' equity as of March 31, 2008                             2

   Statement of operations for the year ended March 31, 2008                                             3

   Statement of changes in members' equity for the year ended March 31, 2008 and for the period
      from February 1, 2007 (commencement of operations) through March 31, 2007                          4

   Statement of cash flows for the year ended March 31, 2008                                             5

   Notes to financial statements                                                                         6-9

OLD FIELD MASTER FUND, LLC

FINANCIAL STATEMENTS

   Exhibit A

                          [MARCUM & KLIEGMAN LLP LOGO]
                   ------------------------------------------
                   Certified Public Accountants & Consultants
     A Limited Liability Partnership Consisting of Professional Corporations

            Report of Independent Registered Public Accounting Firm

To the Audit Committee of the
Board of Directors and Members'
of Old Field Fund LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Fund LLC (the "Fund") as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity and financial highlights for the year ended March 31, 2008 and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. Our procedures included confirmation of investments in investment funds as of March 31, 2008 by correspondence with investment funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Fund LLC as of March 31, 2008, and the results of its operations and its cash flows for the year then ended, the changes in members' equity and financial highlights for the year ended March 31, 2008 and for the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                                       /s/ Marcum & Kliegman LLP

      655 Third Avenue o 16th Floor o New York, NY 10017 o Tel 212-981-3000
                               o Fax 212-981-3001
                   Melville  New York  Greenwich  Grand Cayman
                                  www.mkllp.com

OLD FIELD FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' EQUITY
MARCH 31, 2008
(expressed in U.S. dollars)

ASSETS

Investments in Old Field Fund, LDC, at fair value                            $ 39,464,496
                                                                             ============

MEMBERS' EQUITY                                                              $ 39,464,496
                                                                             ============

VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,256 MEMBER UNITS OF
   BENEFICIAL INTEREST                                                       $      94.13
                                                                             ============

ANALYSIS OF MEMBERS' EQUITY:
   Capital subscriptions                                                     $ 42,010,000
   Accumulated Undistributed net investment loss                                 (797,136)
   Accumulated Undistributed net realized loss on investment funds               (680,851)
   Net unrealized depreciation on investments in investment funds              (1,067,517)
                                                                             ------------
                                                                             $ 39,464,496
                                                                             ============


SEE NOTES TO FINANCIAL STATEMENTS.                                             2

OLD FIELD FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
(expressed in U.S. dollars)

Net realized loss from investments in investments funds allocated from
   Old Field Fund, LDC                                                       $   (680,851)
Net unrealized losses from investments in investment funds allocated from
   Old Field Fund, LDC                                                         (1,541,687)
                                                                             ------------

      Net realized and unrealized loss allocated from Old Field Fund, LDC      (2,222,538)
                                                                             ------------

NET INVESTMENT LOSS ALLOCATED FROM OLD FIELD FUND, LDC
   Interest income                                                                 72,302
   Management fee                                                                (573,004)
   Professional fees                                                             (118,216)
   Administration fee                                                            (100,249)
   Directors fee                                                                  (14,996)
   Other expenses                                                                 (16,389)
                                                                             ------------
                                                                                 (750,552)
      Fund expense reimbursed                                                      47,297
                                                                             ------------

      Net investment loss allocated from Old Field Fund, LDC                     (703,255)

NET DECREASE IN MEMBERS' EQUITY FROM OPERATIONS                              $ (2,925,793)
                                                                             ============


SEE NOTES TO FINANCIAL STATEMENTS.                                             3

OLD FIELD FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                                                                     For the period from
                                                                                                       February 1, 2007
                                                                            For the year ended   (commencement of operations)
                                                                              March 31, 2008       through March 31, 2007
                                                                            ------------------   ----------------------------
FROM OPERATIONS:
   Net realized loss from investments in investments funds allocated from
     Old Field Fund, LDC                                                    $         (680,851)  $                         --
   Net unrealized (losses)/gains from investments in investment funds
     allocated from Old Field Fund, LDC                                             (1,541,687)                       474,170
   Net investment loss allocated from Old Field Fund, LDC                             (703,255)                       (93,881)
                                                                            ------------------   ----------------------------
   Net (decrease)/increase in members' equity from operations                       (2,925,793)                       380,289
                                                                            ------------------   ----------------------------

MEMBERS' EQUITY TRANSACTIONS:
   Proceeds from sales of units - (69,156 and 350,100 units for the year ended March 31, 2008 and the period from February 1, 2007
     (commencement of operations) through March 31, 2007)                            7,000,000                     35,010,000
                                                                            ------------------   ----------------------------
Net increase in members' equity                                                      4,074,207                     35,390,289
Members' equity at beginning of year                                                35,390,289                             --
                                                                            ------------------   ----------------------------
MEMBERS' EQUITY AT END OF YEAR                                              $       39,464,496   $                 35,390,289
                                                                            ==================   ============================


SEE NOTES TO FINANCIAL STATEMENTS.                                             4

OLD FIELD FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity derived from operations            $ (2,925,793)
Adjustments to reconcile net decrease in members' equity derived from operations to net cash used in operating activities:
     Net loss allocated from Old Field Fund, LDC                      2,925,793
     Purchases of Investment in Old Field Fund, LDC                  (7,000,000)
                                                                   ------------
       Net cash used in operating activities                         (7,000,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from sales of units                                       7,000,000
                                                                   ------------
Net change in cash                                                           --
Cash at beginning of year                                                    --
                                                                   ------------
CASH AT END OF YEAR                                                $         --
                                                                   ============


SEE NOTES TO FINANCIAL STATEMENTS.                                             5

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE A - ORGANIZATION

Old Field Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on July 21, 2006 and commenced operations on February 1, 2007. The Fund is a feeder fund and invests substantially all of its investable assets in Old Field Fund, LDC (the "Offshore Feeder"), which is a Cayman Islands limited duration company. The Offshore Feeder serves as an intermediate entity through which the Fund invests in Old Field Master Fund, LLC (the "Master Fund"), a limited liability company, which is a fund of hedge funds. The Offshore Feeder Fund makes no independent investment decisions and has no investment or other discretion over its assets. The purpose of the Master Fund is to invest in private investment funds to achieve capital appreciation. The financial statements of the Master Fund for the year ended March 31, 2008, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Marwood Alternative Assets Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Master Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]   BASIS OF ACCOUNTING:

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund's fiscal year end is March 31. The Fund's accounting policies are generally consistent with the Master Fund.

[2]   USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]   INVESTMENTS AND REVENUE RECOGNITION:

      The Fund's investment in the Offshore Feeder is valued at fair value, which is the Fund's proportionate interest in the net members' equity of the Master Fund, as determined by the management of the Fund. The performance of the Fund is directly affected by the performance of the Master Fund. Because of the inherent uncertainty of the valuation of this investment, the estimate of fair value may differ from the value that would have been used had a ready market for the investment existed, and the differences could be material.

      The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gain and losses on a monthly basis. In addition, the Fund bears its own expenses, if any. As described in Note A, the Fund has an indirect investment in the Master Fund which represents 99.98% of the Master Fund's net members' equity.

[4]   INCOME TAXES:

      No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members. No provisions have been made in the accompanying financial statements of the Master Fund.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

[5]   FAIR VALUE OF FINANCIAL INSTRUMENTS:

      The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting
      Standards no. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

[6]   ACCOUNTING PRONOUNCEMENTS:

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is subject to examination by tax authorities for all years presented. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' equity for a fiscal period.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of initial adoption. The Fund is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE C - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. Since inception of the Fund all units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units. The Fund may offer to repurchase units pursuant to written tenders by members at such times, amounts, and terms as may be determined by the Board of the Fund, in its sole discretion. Any member tendering units for repurchase less than one year following the date of their initial purchase will be subject to an early withdrawal charge of 2.00% of the repurchase proceeds.

Net income or losses are allocated to all members in proportion to their respective units.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE D - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Master Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund and the Master Fund, to the extent necessary to limit the ordinary operating expenses of the Fund and the Master Fund, in the aggregate, to 2.00% per annum of the Fund's and the Master Fund's average monthly net assets (the "Expense Limitation"). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. In consideration of the Investment Adviser's agreement to limit the Fund's and Master Fund's expenses, the Fund and the Master Fund will carry forward the amount of the expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Master Fund.

OLD FIELD FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE E - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members' equity and the Fund's ratios of net investment loss and expenses to average members' equity and total return:

                                                                                             For the period from
                                                                                              February 1, 2007
                                                                   For the year ended    (commencement of operations)
                                                                     March 31, 2008         through March 31, 2007
                                                                   ------------------    ----------------------------
PER UNIT OPERATING PERFORMANCE:

NET MEMBERS' EQUITY PER UNIT, BEGINNING OF PERIOD                  $           101.09    $                     100.00

Income from investment operations:
   Net investment loss                                                          (1.75)                          (0.27)
   Net unrealized (loss)/gain on investments in investment funds                (5.21)                           1.36
                                                                   ------------------    ----------------------------

   Total (loss)/income from investment operations                               (6.96)                           1.09
                                                                   ------------------    ----------------------------

NET MEMBERS' EQUITY PER UNIT, END OF PERIOD                        $            94.13    $                     101.09
                                                                   ==================    ============================

MEMBERS' EQUITY, END OF PERIOD (000'S)                             $           39,464    $                     35,390
                                                                   ==================    ============================

TOTAL RETURN                                                                    (6.89)%                          1.09%

PORTFOLIO TURNOVER**                                                            22.45%                              0%

Ratio to average members' equity:
   Expenses, before reimbursement                                                2.06%                           0.45%*
   Reimbursement                                                                (0.12)%                         (0.11)%*
                                                                   ------------------    ----------------------------

   Expenses, after reimbursement                                                 1.94%                           0.34%*
                                                                   ==================    ============================

   Net investment loss, before reimbursement                                    (1.88)%                         (0.38)%*
   Reimbursement                                                                 0.12%                           0.11%*
                                                                   ------------------    ----------------------------

   Net investment loss, after reimbursement                                     (1.76)%                         (0.27)%*
                                                                   ==================    ============================

*     Not annualized.

**    Represents the Portfolio Turnover of the Old Field Master Fund, LLC

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Master Fund, LLC is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Number of
                          Positions(s)                                             Portfolios in                        Total Annual
                         Held with the   Term of Office                            Fund Complex                        Compensation
    Name, Age and         Fund and the   and Length of    Principal Occupation(s)   Overseen by   Other Directorships  from the Fund
       Address            Master Fund      Time Served    During the Past 5 Years     Manager        Held by Manager       Complex
------------------------------------------------------------------------------------------------------------------------------------
Lisa Z, Davis (50)       Manager         Indefinite      Certified Public               2         None                    $9.000
31 Merit Lane                            term (since     Accountant, Director
Jericho, NY 11753                        August 23,      Global Tax Controversy,
                                         2006)           The Interpublic Group of
                                                         Companies, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Brian J. Yudewitz (41)   Manager         Indefinite      Attorney                       2         None                    $6,000
43 Kristin Lane                          term (since
Hauppauge, NY 11766                      August 23,
                                         2006)

------------------------------------------------------------------------------------------------------------------------------------
John T. Moore (42)       Manager,        Indefinite      Principal, Chairman and        2         None                    $    0
733 Third Avenue         President       term (since     CEO Marwood Group & Co.
11th Floor                               August 23,      USA LLC Chairman,
New York, NY 10017                       2006)           Marwood Group & Co,

------------------------------------------------------------------------------------------------------------------------------------

Principal Officers who are not Managers

-------------------------------------------------------------------------------------
                        Positions(s)
                       Held with the
  Name, Age and         Fund and the      Length of Time   Principal Occupation(s)
     Address            Master Fund           Served       During the Past 5 Years
-------------------------------------------------------------------------------------
Thomas J.            Treasurer, Chief     Since August     Principal, Director of
Modzelewski (32)     Compliance Officer   23, 2006         Operations
733 Third Avenue                                           Chief Compliance Officer,
11th Floor                                                 Marwood Group & Co.
New York, NY 10017

-------------------------------------------------------------------------------------
Michael R.           Secretary            Since August     Attorney
Wasserman (40)                            23, 2006
733 Third Avenue
11th Floor
New York, NY 10017

-------------------------------------------------------------------------------------

                                    EXHIBIT A

                           OLD FIELD MASTER FUND, LLC
                                 ANNUAL REPORT
                                 MARCH 31, 2008

                           OLD FIELD MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2008

OLD FIELD MASTER FUND, LLC

CONTENTS

                                                                                                  PAGE
                                                                                                 ------
FINANCIAL STATEMENTS

   Report of independent registered public accounting firm                                         1

   Statement of assets, liabilities and members' equity as of March 31, 2008                       2

   Schedule of investments in investment funds as of March 31, 2008                                3-4

   Statement of operations for the year ended March 31, 2008                                       5

   Statement of changes in members' equity for the year ended March 31, 2008 and for the period
      from February 1, 2007 (commencement of operations) through March 31, 2007                    6

   Statement of cash flows for the year ended March 31, 2008                                       7

   Notes to financial statements                                                                   8-11

                          [MARCUM & KLIEGMAN LLP LOGO]
                   ------------------------------------------
                   Certified Public Accountants & Consultants
     A Limited Liability Partnership Consisting of Professional Corporations

            Report of Independent Registered Public Accounting Firm

To the Audit Committee of the
Board of Directors and Members'
of Old Field Master Fund LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Old Field Master Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' equity and financial highlights for the year ended March 31, 2008 and for the period from February 1, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. Our procedures included confirmations of investments in investment funds as of March 31, 2008 by correspondence with investment funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Field Master Fund LLC as of March 31, 2008, and the results of its operations and its cash flows for the year then ended, the changes in members' equity and financial highlights for the year ended March 31, 2008 and for the period from February 1, 2007 (commencement of operations) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

                                                       /s/ Marcum & Kliegman LLP

      655 Third Avenue o 16th Floor o New York, NY 10017 o Tel 212-981-3000
                               o Fax 212-981-3001
                   Melville  New York  Greenwich  Grand Cayman
                                  www.mkllp.com

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY
MARCH 31, 2008
(expressed in U.S. dollars)

ASSETS

Investments in investment funds, at fair value (cost $34,575,000)    $  33,507,259
Redemptions receivable from investment funds                             5,961,439
Cash and cash equivalents                                                  108,084
Due from Investment Adviser                                                 86,734
                                                                     -------------

      Total assets                                                   $  39,663,516
                                                                     =============

LIABILITIES

Management fee payable                                                     117,321
Professional fees payable                                                   43,706
Administration fee payable                                                  24,780
Accrued expenses and other liabilities                                       3,800
                                                                     -------------

      Total liabilities                                                    189,607
                                                                     -------------

MEMBERS' EQUITY                                                      $  39,473,909
                                                                     =============

VALUE OF MEMBERS' EQUITY PER UNIT - BASED ON 419,356 MEMBER UNITS
   OF BENEFICIAL INTEREST                                            $       94.13
                                                                     =============

ANALYSIS OF MEMBERS' EQUITY:
   Capital Subscriptions                                             $  42,020,000
   Accumulated Undistributed net investment loss                          (797,337)
   Accumulated Undistributed net realized loss on investment funds        (681,013)
   Net unrealized depreciation on investments in investment funds       (1,067,741)
                                                                     -------------
                                                                     $  39,473,909
                                                                     =============


SEE NOTES TO FINANCIAL STATEMENTS.                                             2

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(expressed in U.S. dollars)

                                                             FIRST                                    PERCENTAGE
                                                          ACQUISITION                                 OF MEMBERS'
                INVESTMENT STRATEGY/NAME                      DATE          COST        FAIR VALUE      EQUITY*       LIQUIDITY**
----------------------------------------------------------------------------------------------------------------------------------
CREDIT:
   Anchorage Crossover Credit Offshore Fund, Ltd.           2/1/2007    $ 1,950,000   $   1,920,181          4.86%     Quarterly
   Arx Global High Yield Securities Overseas Fund, Ltd.     2/1/2007        250,000         221,645          0.56%   Semi-annually
   Latigo Offshore Fund, Ltd.                               2/1/2007      1,700,000       1,587,243          4.02%     Quarterly
                                                                        ------------------------------------------
     TOTAL CREDIT                                                         3,900,000       3,729,069          9.44%
                                                                        ------------------------------------------

DISTRESSED:
   OCP Debt Opportunity International, Ltd.                 2/1/2007      1,262,500       1,198,289          3.04%     Quarterly
                                                                        ------------------------------------------

EVENT DRIVEN:
   CSO Ltd.                                                 2/1/2007      1,400,000         916,195          2.32%     Quarterly
   Montrica Global Opportunities Fund                       2/1/2007      1,100,000       1,040,053          2.64%     Quarterly
   Perry Partners International, Inc.                       5/1/2007      2,000,000       2,082,126          5.27%      Annually
   Wexford Offshore Credit Opportunities Fund, Ltd.         2/1/2007        787,500         820,675          2.08%     Quarterly
                                                                        ------------------------------------------
     TOTAL EVENT DRIVEN                                                   5,287,500       4,859,049         12.31%
                                                                        ------------------------------------------

FIXED INCOME RELATIVE VALUE:
   Cura Fixed Income Arbitrage Fund, Ltd.                   2/1/2007      1,400,000       1,473,390          3.73%     Quarterly
   The Drake Absolute Return Fund, Ltd.                     2/1/2007        975,000         712,362          1.81%     Quarterly
                                                                        ------------------------------------------
     TOTAL FIXED INCOME RELATIVE VALUE                                    2,375,000       2,185,752          5.54%
                                                                        ------------------------------------------

FUNDAMENTAL MARKET NEUTRAL:
   O'Connor Global Fundamental Long / Short Limited         4/1/2007      1,900,000       2,230,855          5.65%      Monthly
                                                                        ------------------------------------------

LONG/SHORT EQUITY:
   Alson Signature Fund Offshore, Ltd.                      2/1/2007        650,000         633,736          1.61%     Quarterly
   Criterion Capital Partners, Ltd.                         2/1/2007        650,000         703,810          1.78%      Monthly
   Dirigo, Ltd.                                             2/1/2007        700,000         759,503          1.92%     Quarterly
   Elm Ridge Value Partners Offshore Fund, Inc.             5/1/2007        700,000         725,040          1.84%     Quarterly
   Ivory Offshore Flagship Fund, Ltd.                       2/1/2007        700,000         734,272          1.86%     Quarterly
                                                                        ------------------------------------------
     TOTAL LONG/SHORT EQUITY                                              3,400,000       3,556,361          9.01%
                                                                        ------------------------------------------

MACRO:
   AQR Absolute Return Offshore Fund, Ltd.                  2/1/2007      1,050,000         692,924          1.76%     Quarterly
   Brevan Howard Fund Limited                              10/1/2007      2,000,000       2,342,059          5.93%      Monthly
   Fortress Commodities Fund L.P.                           2/1/2008        600,000         596,441          1.51%     Quarterly
                                                                        ------------------------------------------
     TOTAL MACRO                                                          3,650,000       3,631,424          9.20%
                                                                        ------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.                                             3

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2008
(expressed in U.S. dollars)

                                                             FIRST                                    PERCENTAGE
                                                          ACQUISITION                                 OF MEMBERS'
               INVESTMENT STRATEGY/NAME                       DATE          COST        FAIR VALUE      EQUITY*       LIQUIDITY**
----------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
   Citadel Kensington Global Strategies Fund, Ltd.           2/1/2007   $ 1,750,000   $   2,105,911          5.33%     Quarterly
   Linden International, Ltd.                                2/1/2007     1,400,000       1,456,789          3.69%     Quarterly
   Sandelman Partners Multi-Strategy Fund, Ltd.              2/1/2007     1,950,000       1,764,290          4.47%     Quarterly
                                                                        ------------------------------------------
     TOTAL MULTI-STRATEGY RELATIVE VALUE                                  5,100,000       5,326,990         13.49%
                                                                        ------------------------------------------

STRUCTURED CREDIT:
   Cerberus International, Ltd.                              9/1/2007     2,000,000       1,999,852          5.07%     Quarterly
   CPIM Structured Credit Fund 1000 Inc.                     2/1/2007     1,400,000         735,653          1.86%     Quarterly
   Dune Capital International, Ltd.                          2/1/2007     2,000,000       1,642,414          4.16%     Annually
   Petra Offshore Fund L.P.                                  2/1/2007     1,400,000       1,540,703          3.90%     Quarterly
   Sorin Offshore Fund, Ltd.                                 2/1/2008       900,000         870,848          2.21%     Quarterly
                                                                        ------------------------------------------
     TOTAL STRUCTURED CREDIT                                              7,700,000       6,789,470         17.20%
                                                                        ------------------------------------------
     TOTAL INVESTMENTS IN INVESTMENT FUNDS                              $34,575,000   $  33,507,259         84.88%
                                                                        ==========================================

*     Percentages are based on members' equity at end of period of $39,473,909.

**    Available frequency of redemptions after initial lock-up period.

At March 31,2008, the aggregate cost of investments for tax purposes was $34,575,000. Net unrealized depreciation on investments for tax purposes was $(1,067,741), consisting of $1,587,633 of gross unrealized appreciation and $(2,655,374) of gross unrealized depreciation.


SEE NOTES TO FINANCIAL STATEMENTS.                                             4

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
(expressed in U.S. dollars)

INVESTMENT INCOME:
   Interest                                                       $      72,320
                                                                  -------------

EXPENSES:
   Management fee                                                       573,146
   Administration fee                                                   100,273
   Professional fees                                                    118,244
   Directors fee                                                         15,000
   Other                                                                 16,395
                                                                  -------------
     Total expenses                                                     823,058
     Fund expense reimbursed                                            (47,309)
                                                                  -------------
   Net expenses                                                         775,749
                                                                  -------------

Net investment loss                                                    (703,429)
                                                                  -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN INVESTMENT FUNDS
   Net realized loss on investments in investment funds                (681,013)
   Net change in unrealized depreciation on investments
     in investment funds                                             (1,542,046)
                                                                  -------------
   Net realized and unrealized losses                                (2,223,059)
                                                                  -------------
Net decrease in members' equity derived from operations           $  (2,926,488)
                                                                  =============


SEE NOTES TO FINANCIAL STATEMENTS.                                             5

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' EQUITY
(expressed in U.S. dollars)

                                                                                 For the period from
                                                                                   February 1, 2007
                                                        For the year ended   (commencement of operations)
                                                          March 31, 2008        through March 31, 2007
                                                        ------------------   ---------------------------
FROM OPERATIONS:
   Net unrealized (depreciation)/appreciation on
     investments in investment funds                    $       (1,542,046)  $                   474,305
   Net realized loss on investment funds                          (681,013)                           --
   Net investment loss                                            (703,429)                      (93,908)
                                                        ------------------   ---------------------------
   Net (decrease)/increase in
     members' equity from operations                            (2,926,488)                      380,397

MEMBERS' EQUITY TRANSACTIONS
   Proceeds from sales of units - (69,156 and 350,200
     units for the year ended March 31, 2008 and
     for the period from February 1, 2007
     (commencement of operations) through
     March 31, 2007)                                             7,000,000                    35,020,000
                                                        ------------------   ---------------------------
Net increase in members' equity                                  4,073,512                    35,400,397
Members' equity at beginning of year                            35,400,397                            --
                                                        ------------------   ---------------------------
Members' equity at end of year                          $       39,473,909   $                35,400,397
                                                        ==================   ===========================


SEE NOTES TO FINANCIAL STATEMENTS.                                             6

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2008
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in members' equity derived from operations                 $  (2,926,488)
Adjustments to reconcile net decrease in members' equity derived from operations to net cash used in operating activities:
       Net change in unrealized depreciation on investments
         in investment funds                                                1,542,046
       Net realized loss on investments in investment funds                   681,013
       Subscriptions in investment funds                                  (10,250,000)
       Redemptions from investment funds                                    2,632,548
     Changes in:
       Due from Investment Adviser                                            (47,309)
       Management fee payable                                                  29,099
       Professional fees payable                                               (5,323)
       Administration fee payable                                               7,950
       Accrued expenses and other liabilities                                     712
                                                                        -------------

         Net cash used in operating activities                             (8,335,752)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from sales of units                                             7,000,000
                                                                        -------------

Net decrease in cash and cash equivalents                                  (1,335,752)
Cash and cash equivalents at beginning of year                              1,443,836
                                                                        -------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                                $     108,084
                                                                        =============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Subscriptions in investment funds made in advance in prior year      $   3,450,000
   Redemptions receivable from investment funds                         $   5,961,439


SEE NOTES TO FINANCIAL STATEMENTS.                                             7

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation and is a fund of hedge funds. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), an affiliated entity, a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission (the "SEC") and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure. As of March 31, 2008, Old Field Fund, LLC (the "Domestic Feeder"), through Old Field Fund, LDC (the "Offshore Feeder") which serves as an intermediary entity, is the primary member (99.98% indirect investment) of the Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]   BASIS OF ACCOUNTING:

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The Fund's fiscal year end is March 31.

[2]   USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]   INVESTMENTS AND REVENUE RECOGNITION:

      Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets as reported to the Fund by such entities. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds. Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. Net realized appreciation (depreciation) of investments in private investment funds are recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each underlying investment fund. It includes the Fund's share of interest and dividend income and expense, and realized and unrealized gains and losses on securities held by the underlying investment funds, net of operating expenses and fees. Realized gains and losses on withdrawals from investment vehicles are recognized on a cost recovery basis. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

      Interest income is recorded on an accrual basis

[4]   CASH AND CASH EQUIVALENTS:

      For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents. The Fund has cash balances in excess of the maximum amount insured by the FDIC at March 31, 2008.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

[5]   INCOME TAXES:

      No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members.

[6]   ADMINISTRATION AGREEMENT:

      The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

[7]   FAIR VALUE OF FINANCIAL INSTRUMENTS:

      The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting
      Standards no. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

[8]   ACCOUNTING PROUNCEMENTS:

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is subject to examination by tax authorities for all years presented. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in members' equity for a fiscal period.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of initial adoption. The Fund is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE C - RELATED PARTY TRANSACTIONS

MANAGEMENT FEES:

Under the investment advisory agreement dated August 23, 2006 between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to 0.125% (1.5% per annum) of the aggregate value of the outstanding interests of the Fund as of the last day of each month. Effective February 14, 2008, the Investment Adviser waived a portion of the Fund's management fees such that the fee effectively would be reduced to 0.083% (1% per annum) of the aggregate value of interests for a fourteen month period starting February 2008.

NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually, after the initial lock-up period.

In the normal course of its operations, the Fund enters into contracts and agreements that contain indemnifications and warranties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and the Domestic Feeder have entered into an expense limitation and reimbursement agreement dated September 22, 2006 (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). Effective February 14, 2008, the expense limitation was reduced to 1.5% per annum for a fourteen-month period starting February 2008. In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2008

NOTE G - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members' equity and the Fund's ratios of net investment loss and expenses to average members' equity and total return:

                                                                            For the period from
                                                                              February 1, 2007
                                                  For the year ended    (commencement of operations)
                                                    March 31, 2008         through March 31, 2007
                                                  ------------------    ----------------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD              $           101.09    $                     100.00

Income from investment operations:
   Net investment loss                                         (1.75)                          (0.27)
   Net unrealized gain/(loss) on investments
     in investment funds                                       (5.21)                           1.36
                                                  ------------------    ----------------------------

   Total from investment income/(loss)                         (6.96)                           1.09
                                                  ------------------    ----------------------------

NET ASSET VALUE, END OF PERIOD                    $            94.13    $                     101.09
                                                  ==================    ============================

MEMBERS' EQUITY, END OF PERIOD (000'S)            $           39,474    $                     35,400
                                                  ==================    ============================

TOTAL RETURN                                                   (6.89)%                          1.09%

PORTFOLIO TURNOVER                                             22.45%                              0%

Ratio to average net assets:
   Expenses, before reimbursement                               2.06%                           0.45%*
   Reimbursement                                               (0.12)%                         (0.11)%*
                                                  ------------------    ----------------------------

   Expenses, after reimbursement                                1.94%                           0.34%*
                                                  ==================    ============================

   Net investment loss, before reimbursement                   (1.88)%                         (0.38)%*
   Reimbursement                                                0.12%                           0.11%*
                                                  ------------------    ----------------------------

   Net investment loss, after reimbursement                    (1.76)%                         (0.27)%*
                                                  ==================    ============================

* Not annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

NOTE H - SUBSEQUENT EVENTS

On May 1, 2008, the Fund made subscriptions of $5.1 million in the investment funds.

ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this annual report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

Managers

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                   Portfolios
                           Positions(s)     Term of                                 in Fund                           Total Annual
                          Held with the    Office and   Principal Occupation(s)     Complex                           Compensation
  Name, Age and            Fund and the    Length of     During the Past 5        Overseen by   Other Directorships   from the Fund
     Address               Master Fund    Time Served           Years               Manager        Held by Manager       Complex
------------------------------------------------------------------------------------------------------------------------------------
Lisa Z, Davis (50)        Manager         Indefinite    Certified Public               2        None                     $9.000
31 Merit Lane                             term (since   Accountant Director
Jericho, NY 11753                         August 23,    Global Tax
                                          2006)         Controversy, The
                                                        Interpublic Group of
                                                        Companies, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Brian J. Yudewitz (41)    Manager         Indefinite    Attorney                       2        None                     $6,000
43 Kristin Lane                           term (since
Hauppauge, NY 11766                       August 23,
                                          2006)

------------------------------------------------------------------------------------------------------------------------------------
John T. Moore (42)        Manager,        Indefinite    Principal, Chairman            2        None                     $    0
733 Third Avenue          President       term (since   and CEO Marwood Group
11th Floor                                August 23,    & Co. USA LLC
New York, NY 10017                        2006)         Chairman, Marwood
                                                        Group & Co,

------------------------------------------------------------------------------------------------------------------------------------

Principal Officers who are not Managers

---------------------------------------------------------------------------------
                           Positions(s)
                          Held with the                  Principal Occupation(s)
  Name, Age and            Fund and the    Length of        During the Past 5
     Address               Master Fund    Time Served            Years
---------------------------------------------------------------------------------
Thomas J.                 Treasurer,      Since August   Principal, Director of
Modzelewski(32)           Chief           23, 2006       Operations
733 Third Avenue          Compliance                     Chief Compliance
11th Floor                Officer                        Officer, Marwood
New York, NY 10017                                       Group & Co.

---------------------------------------------------------------------------------
Michael R.                Secretary       Since August   Attorney
Wasserman (40)                            23, 2006
733 Third Avenue
11th Floor
New York, NY 10017

---------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert, Lisa Z. Davis, is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For 2007, Eisner, LLP billed the Funds (as defined in Item 4(e)(1) below) the below aggregate fees for services rendered to the Funds and for 2008, Marcum & Kliegman LLP agreed to provide services to the Funds in exchange for the below aggregate fees.


----------------- ------------------------------------------  ------------------------------------------
                                     2008                                        2007
------- --------- ------------   ------------   ------------  ------------   ------------   ------------
                                                All other                                   All other
                  All fees       All fees       fees and      All fees       All fees       fees and
                  and            and            services      and            and            services
                  services       services       to service    services       services       to service
                  to the         to service     affiliates    to the         to service     affiliates
                  Funds          affiliates     that did      Funds that     affiliates     that did
                  that were      that were      not require   were           that were      not require
                  pre-approved   pre-approved   pre-approval  pre-approved   pre-approved   pre-approval
------- --------- ------------   ------------   ------------  ------------   ------------   ------------
(a)      Audit      $55,000          N/A            N/A         $46,500          N/A            N/A
         Fees(1)

------- --------- ------------   ------------   ------------  ------------   ------------   ------------
(b)      Audit-        0             N/A            N/A            0             N/A            N/A
         Related
         Fees
------- --------- ------------   ------------   ------------  ------------   ------------   ------------
(c)      Tax           0             N/A            N/A            0             N/A            N/A
         Fees

------- --------- ------------   ------------   ------------  ------------   ------------   ------------
(d)      All           0             N/A            N/A            0             N/A            N/A
         Other
         Fees
------- --------- ------------   ------------   ------------  ------------   ------------   ------------

Notes:
Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to the Registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.
The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services. The audit committee charter requires that non-audit services provided by the independent auditor of each of the Registrant and other registered investment companies that are part of the same complex (the "Funds") be pre-approved. The Committee shall timely advise the principal executive officer and principal financial officer of the Registrant (or whoever is responsible for preparing and filing relevant reports under the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as required by the Investment Company
Act) of the approval of such audit non-service and shall direct that such service be disclosed in such reports.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

          ---------------------------- ----------------- ----------------
                                             2008             2007
          ---------------------------- ----------------- ----------------
          Audit-Related Fees                  0                 0

          ---------------------------- ----------------- ----------------
          Tax Fees                            0                 0

          ---------------------------- ----------------- ----------------
          All Other Fees                      0                 0

          ---------------------------- ----------------- ----------------


(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by Eisner, LLP and Marcum & Kliegman LLP for the last two fiscal years were $0 and $0 for 2007 and 2008, respectively.

(h) The Registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant invests through a master fund in hedge funds, which generally issue non-voting securities. Therefore, the Registrant ordinarily does not receive proxies, and is not called upon to vote proxies. Where the Registrant is called upon to vote proxies, the investment adviser's policy is to exercise proxy voting authority in a prudent and diligent manner and to make voting decisions on behalf of the Registrant and its interest holder(s), based on the investment adviser's reasonable judgment of what is in the Registrant's best interest. The investment adviser bases its decision on analysis and judgment of the particular facts and circumstances in question. Thus, to the extent the Registrant invests in voting securities, if any, its primary consideration in voting portfolio proxies would be the financial interests of the Registrant and its interest holders. One of the primary factors the investment adviser considers when determining the desirability of investing in a particular hedge fund is the quality and depth of its management. Accordingly, the investment adviser believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, the investment adviser will vote on most issues presented in a portfolio hedge fund proxy statement in accordance with the position of the fund's management, unless the investment adviser determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the hedge fund. However, the investment adviser will consider each issue on its own merits, and will not support the position of the fund's management in any situation where, in the investment adviser's judgment, it would not be in the best interests of the Registrant or its interest holders to do so. In addition, the Registrant invests through a master fund only in hedge funds that are unaffiliated with the investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Managers
The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin and Mr. Murphy and Glenn Sloat .

Michael Abbott is Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Paul S. Platkin, CFA, is Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Michael Murphy, CFA, is Director of Research and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Murphy joined Robeco-Sage Capital Management, L.L.C. in 2004 and is responsible for managing the Robeco-Sage division's investment research process. Prior to joining Robeco-Sage Capital Management, L.L.C., he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior

Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration magna cum laude from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute.

Glenn Sloat is Director of Operational Due Diligence and Vice President of the Robeco-Sage division of Robeco Investment Management. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage Capital Management, L.L.C., Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

(a)(2) Other Accounts
(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
3 funds with approximate total assets of $285,115,676.
(ii)(B) Other pooled investment vehicles managed by the portfolio managers:
9 funds with approximate total assets of $1,869,637,782.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $48,601,866.
      Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $258,745,700.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership
The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2008.

           PORTFOLIO MANAGER                    DOLLAR RANGE
           -----------------                    ------------
            Michael Abbott                          None
            Paul S. Platkin                         None
            Michael Murphy                          None
              Glenn Sloat                           None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 The Registrant has adopted policies and procedures by which Members may recommend nominees who are not "interested persons" (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee's qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              -----------------
                              John T. Moore, President

Date June 5, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              -----------------
                              John T. Moore, Principal Executive Officer

Date June 5, 2008


By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              --------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date June 5, 2008


* Print the name and title of each signing officer under his or her signature.